NET INCOME (LOSS) PER SHARE - Narrative (Details) - shares	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares excluded (in shares)		625,000	212,000	104,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares excluded (in shares)	45,084	40,000.00